Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Accumulated other comprehensive loss	$ 5,288	$ 5,417	$ 9,513	$ 9,792
Changes in fair value of financial instruments	4,861	4,544	8,634	8,470
Losses reclassified to income	367	873	734	1,278
Change in fair value of marketable securities	61	44	145	44
On Sale Of Vessel [Member]
Losses reclassified to income				506
On Dedesignation Of Interest Rate Swap [Member]
Losses reclassified to income				$ 772